Revenues (Details) - Schedule of disaggregated by geographical region - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 162,192	$ 159,009	$ 492,224	$ 440,203
Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	107,453	103,572	313,245	278,634
Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	31,460	34,061	106,727	95,502
Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	23,279	21,376	72,252	66,067
Systems [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	34,869	34,136	96,719	82,546
Systems [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	11,811	10,214	41,648	30,393
Systems [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	9,626	7,926	31,319	24,781
Consumables [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	33,303	31,474	99,319	90,415
Consumables [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	13,666	16,682	45,759	44,830
Consumables [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	8,861	8,456	26,166	26,552
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	50,059	50,121	151,297	140,686
Service [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	39,281	37,962	117,207	105,673
Service [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	5,983	7,165	19,320	20,279
Service [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 4,792	$ 4,994	$ 14,767	$ 14,734